Consolidated Statements of Changes in Equity - USD ($)	Capital Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2021	$ 27,123,039	$ 4,758,107	$ (19,826,033)	$ 12,055,113
Balance (Shares) at Dec. 31, 2021	54,320,086
Share-based expense		163,051		163,051
Repurchase of RSUs		(81,075)		(81,075)
Net loss for the year			(1,355,417)	(1,355,417)
Balance at Dec. 31, 2022	$ 27,123,039	4,840,083	(21,181,450)	10,781,672
Balance (Shares) at Dec. 31, 2022	54,320,086
Shares issued for RSUs	$ 60,400	(60,400)
Shares issued for RSUs (Shares)	123,336
Share-based expense		129,490		129,490
Repurchase of RSUs		(66,073)		(66,073)
Modification of RSUs		(22,955)		(22,955)
Net loss for the year			(2,101,886)	(2,101,886)
Balance at Dec. 31, 2023	$ 27,183,439	4,820,145	(23,283,336)	8,720,248
Balance (Shares) at Dec. 31, 2023	54,443,422
Shares issued for RSUs	$ 152,020	(152,020)
Shares issued for RSUs (Shares)	716,664
Share-based expense		165,510		165,510
Repurchase of RSUs		(34,431)		(34,431)
Net loss for the year			(4,622,297)	(4,622,297)
Balance at Dec. 31, 2024	$ 27,335,459	$ 4,799,204	$ (27,905,633)	$ 4,229,030
Balance (Shares) at Dec. 31, 2024	55,160,086